Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Happiness Biotech Group Ltd
Entity Central Index Key	0001751876
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9
Entity File Number	333-230170
Entity Common Stock, Shares Outstanding	25,000,000